Revenue - Summary of Revenue (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Business Process Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 7,500	$ 4,409	$ 4,007
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	554,690	434,241	329,721
Goods or services transferred over time [member] | Omnichannel CX solutions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	346,582	283,427	217,349
Goods or services transferred over time [member] | Sales and digital marketing [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	114,718	66,235	46,839
Goods or services transferred over time [member] | Content monitoring and moderation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	85,890	80,170	61,526
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	555,198	434,723	330,265
Goods or services transferred at point in time [member] | Other services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 508	$ 482	$ 544